Note 9 - Net Foreign Exchange Loss (Details Textual)		12 Months Ended
	Feb. 06, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 29, 2024	Apr. 05, 2024	Apr. 04, 2024
Statement Line Items [Line Items]
Closing foreign exchange rate					2,499	30,674
Foreign currency allocation, percentage		75.00%
Changes in tax rates or tax laws enacted or announced [member]
Statement Line Items [Line Items]
Foreign currency allocation, percentage	70.00%
Currency, Zimbabwe Gold (ZiG) [member]
Statement Line Items [Line Items]
Closing foreign exchange rate		25.8	24.88	13.99	13.56
Currency, Zimbabwe RTGS translated to Gold (ZiG) [member]
Statement Line Items [Line Items]
Closing foreign exchange rate					2,499